CVC - DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2017
Cablevision Systems Corporation And Subsidiaries
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
Loss from discontinued operations for the year ended December 31, 2015 amounted to $21,272 ($12,541, net of income taxes) and primarily reflects an expense of $21,000 ($12,380, net of income taxes) related to the settlement of a legal matter relating to Rainbow Media Holdings LLC, a business whose operations were previously discontinued (see Note 17).